ING Investors Trust

ING LifeStyle Aggressive Growth Portfolio

ING LifeStyle Conservative Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Moderate Portfolio

(collectively the “Portfolios”)

Supplement dated August 14, 2009

to the Portfolios’ Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus, and Service 2 Class Prospectus each dated May 1, 2009

(each a “Prospectus” and collectively the “Prospectuses”)

Effective August 17, 2009, the Portfolios will add additional funds to those in which they may invest (“Underlying Fund Universe”).  The Prospectuses are amended as follows:

1.                                       The table in the section entitled “Portfolio Fees and Expenses - Acquired (Underlying) Funds Annual Operating Expenses” beginning on page 23 of each Prospectus is amended to include the following:

Underlying Fund	Net Operating Expenses
ING Dow Jones Euro STOXX 50® Index Portfolio(1)	0.48%
ING FTSE 100 Index® Portfolio(1)	0.46%
ING Japan Equity Index Portfolio(1)	0.56%
ING Stock Index Portfolio	0.26%

2.                                       The section entitled “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds” beginning on page 26 of each Prospectus is amended to include the following:

ING DOW JONES EURO STOXX 50® INDEX PORTFOLIO

Investment Objective:     Seeks investment results (before fees and expenses) that correspond to the total return of the Dow Jones EURO STOXX 50® Index.

Investment Adviser:     ING Investments, LLC

Sub-Adviser:     ING Investment Management Co.

Main Investments:     Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Dow Jones EURO STOXX 50® Index (“Index”), convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the Index is heavily weighted in the financial services sector. The Portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Unlike the Index, the Portfolio has operating expenses and transactions costs and therefore, has a performance disadvantage versus the Index.  May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. May sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. May lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May engage in frequent and active trading of Portfolio securities to achieve its investment objective.

Main Risks:     Convertible securities, derivatives, diversification, financial services sector, foreign investment, index strategy, liquidity, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility and securities lending.

ING FTSE 100 INDEX® PORTFOLIO

Investment Objective:     Seeks investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index®.

Investment Adviser:     ING Investments, LLC

Sub-Adviser:     ING Investment Management Co.

Main Investments:     Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the FTSE 100 Index® (“Index”) convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services and natural resources sectors. The Portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Unlike the Index, the Portfolio has operating expenses and transactions costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. May sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. May lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May engage in frequent and active trading of Portfolio securities to achieve its investment objective.

Main Risks:     Convertible securities, derivatives, diversification, financial services sector, foreign investment, index strategy, liquidity, natural resources, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility and securities lending.

ING JAPAN EQUITY INDEX PORTFOLIO

Investment Objective:     Seeks investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index®.

Investment Adviser:     ING Investments, LLC

Sub-Adviser:     ING Investment Management Co.

Main Investments:     Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Tokyo Stock Price Index® (“Index”), convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. The Portfolio may not always hold all of the same securities as the Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Unlike the Index, the Portfolio has operating expenses and transactions costs and therefore, has a performance disadvantage versus the Index. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. May sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. May lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May engage in frequent and active trading of Portfolio securities to achieve its investment objective.

Main Risks:     Convertible securities, derivatives, diversification, foreign investment, index strategy, liquidity, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility and securities lending.

ING STOCK INDEX PORTFOLIO

Investment Objective:  Total return.

Investment Adviser:     Directed Services LLC

Sub-Adviser:   ING Investment Management Co.

Main Investments:    Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index (“Index”) or equity securities of companies that are representative of the S&P 500® Index (including derivatives). Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the S&P 500® Index, which is denominated by stocks of large U.S. companies. Under certain circumstances, the Portfolio may not always hold all of the same securities as the S&P 500® 500 Index.  Unlike the S&P 500® Index, the Portfolio has operating expenses and transactions costs and therefore, has a slight performance disadvantage over the S&P 500® Index. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500® Index and to provide equity exposure to the Portfolio’s cash position. In the event that the Portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500® Index, it may invest the entire amount of its’ assets in S&P 500® Index futures, in exchange-traded funds, or in a combination of S&P 500® Index futures and exchange-traded funds, subject to any limitation on investments in such securities. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. May sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. May lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

Main Risks:   Derivatives, equity securities, index strategy, liquidity, market and company, market capitalization, mid-capitalization company, non-correlation, other investment companies and securities lending.

3.                                       The section entitled “More Information on Risks – Risks Associated with an Investment in the Underlying Funds” beginning on page 52 of each Prospectus is amended to include the following:

Financial Services Sector Risk.  Certain of the Underlying Funds include securities of companies in the financial sector which are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The financial services sector is exposed to risks that may impact the value of investments in the financial services sector more severely than investments outside this sector, including operating with substantial financial leverage. The financial services sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, and other markets, including international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to decline in value.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE